Organization and Nature of Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
NOTE 1—ORGANIZATION AND NATURE OF OPERATIONS
We operate a natural gas liquefaction and export facility (the “Liquefaction Facilities”) and operate a
21.5-mile
natural gas supply pipeline that interconnects the natural gas liquefaction and export facility near Corpus Christi, Texas (the “Corpus Christi LNG terminal”) with several interstate and intrastate natural gas pipelines (the “Corpus Christi Pipeline” and together with the Liquefaction Facilities, the “Liquefaction Project”) near Corpus Christi, Texas, through our subsidiaries CCL and CCP, respectively. We operate three Trains for a total production capacity of approximately 15 mtpa of LNG. The Liquefaction Project also contains three LNG storage tanks and two marine berths.